Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities - Fair Value, Recurring [Member]	Jun. 30, 2023 USD ($)
Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities [Line Items]
Derivative liabilities	$ 13,144
Total Liabilities	13,144
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities [Line Items]
Derivative liabilities
Total Liabilities
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities [Line Items]
Derivative liabilities
Total Liabilities
Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Relevant Assets and Liabilities [Line Items]
Derivative liabilities	13,144
Total Liabilities	$ 13,144